Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands	Dec. 31, 2023		Nov. 30, 2023	Dec. 31, 2022
Schedule Of Other Assets Abstract
Government authorities	$ 1,604			$ 1,127
Prepaid expenses	1,483			460
Grants receivables (1)	1,159	[1]	$ 1,159		[1]
Other receivables	837			85
Other assets	$ 5,083			$ 1,672

[1]	In November 2023, the Company has been granted $1,159 thousand war grants associated with Israel-Hamas war.